Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 16,868,112
Ending balance	23,899,551	R$ 16,868,112
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,583,568
Ending balance	11,250,187	8,583,568
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	29,784,301
Ending balance	35,596,293	29,784,301
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,583,568
Ending balance	11,250,187	8,583,568
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	7,138,744
Ending balance	8,236,791	7,138,744
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,855,754
Ending balance	3,968,591	3,855,754
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	9,461,277
Ending balance	11,799,890	9,461,277
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	744,958
Ending balance	340,834	744,958
Loans and advances to customers | Other business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	9,594,758
Ending balance	13,764,934	9,594,758
Gross carrying amount [member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,914,842	1,318,412
Write-off for loss	(1,607,554)	(1,122,090)
Increase through origination or purchase, financial assets	(2,059,595)	(1,718,520)
Ending balance	2,366,883	1,914,842
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	133,732	102,550
Write-off for loss	(22,505)	(25,211)
Increase through origination or purchase, financial assets	(66,602)	(56,393)
Ending balance	177,829	133,732
Gross carrying amount [member] | Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	404,365	315,753
Write-off for loss	(244,125)	(200,521)
Increase through origination or purchase, financial assets	(418,882)	(289,133)
Ending balance	579,122	404,365
Gross carrying amount [member] | Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	19,879	13,326
Write-off for loss	(16,704)	(3,173)
Increase through origination or purchase, financial assets	(29,411)	(9,726)
Ending balance	32,586	19,879
Gross carrying amount [member] | Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,343,169	874,201
Write-off for loss	(1,317,366)	(891,631)
Increase through origination or purchase, financial assets	(1,544,551)	(1,360,599)
Ending balance	1,570,354	1,343,169
Gross carrying amount [member] | Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	13,697	12,582
Write-off for loss	6,854	1,554
Increase through origination or purchase, financial assets	(149)	(2,669)
Ending balance	6,992	13,697
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	588,958	485,614
Transfer to Stage 2	862,091	533,366
Transfer to Stage 3	421	115
Transfer from Stage 2	51,373	88,567
Transfer from Stage 3	636	8,473
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(809,154)	(539,785)
Ending balance	587,609	588,958
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	356,904	282,392
Transfer to Stage 1	51,373	88,567
Transfer to Stage 3	1,938,482	1,333,550
Transfer from Stage 1	862,091	533,366
Transfer from Stage 3	45,600	26,403
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(1,008,395)	(936,860)
Ending balance	283,135	356,904
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	49,930	66,484
Transfer to Stage 2	147,150	95,396
Transfer to Stage 3	129	50
Transfer from Stage 2	26,583	30,638
Transfer from Stage 3	5	7,554
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(132,255)	(40,700)
Ending balance	61,494	49,930
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	39,710	16,939
Transfer to Stage 1	26,583	30,638
Transfer to Stage 3	141,662	83,197
Transfer from Stage 1	147,150	95,396
Transfer from Stage 3	34,980	21,030
Write-off for loss	0	0
Increase through origination or purchase, financial assets	3,886	(20,180)
Ending balance	49,709	39,710
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans [Member] | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	106,635	98,516
Transfer to Stage 2	153,309	72,948
Transfer to Stage 3	278	13
Transfer from Stage 2	5,769	31,534
Transfer from Stage 3	6	866
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(122,349)	(48,680)
Ending balance	81,172	106,635
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans [Member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	89,687	90,088
Transfer to Stage 1	5,769	31,534
Transfer to Stage 3	313,309	212,221
Transfer from Stage 1	153,309	72,948
Transfer from Stage 3	10,325	5,329
Write-off for loss	0	0
Increase through origination or purchase, financial assets	122,266	(165,077)
Ending balance	56,509	89,687
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	12,859	12,099
Transfer to Stage 2	20,803	2,921
Transfer to Stage 3	0	0
Transfer from Stage 2	188	141
Transfer from Stage 3	0	0
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(18,396)	(3,540)
Ending balance	10,640	12,859
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	789	899
Transfer to Stage 1	188	141
Transfer to Stage 3	20,153	4,492
Transfer from Stage 1	20,803	2,921
Transfer from Stage 3	295	44
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(3,124)	(1,558)
Ending balance	4,670	789
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	408,412	296,909
Transfer to Stage 2	540,829	359,988
Transfer to Stage 3	14	52
Transfer from Stage 2	18,833	26,254
Transfer from Stage 3	625	53
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(540,283)	(445,236)
Ending balance	427,310	408,412
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	225,771	174,466
Transfer to Stage 1	18,833	26,254
Transfer to Stage 3	1,461,697	1,032,014
Transfer from Stage 1	540,829	359,988
Transfer from Stage 3	0	0
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(886,177)	(749,585)
Ending balance	172,247	225,771
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,122	11,606
Transfer to Stage 2	0	2,113
Transfer to Stage 3	0	0
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Write-off for loss	0	0
Increase through origination or purchase, financial assets	4,129	(1,629)
Ending balance	6,993	11,122
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	947	0
Transfer to Stage 1	0	0
Transfer to Stage 3	1,661	1,626
Transfer from Stage 1	0	2,113
Transfer from Stage 3	0	0
Write-off for loss	0	0
Increase through origination or purchase, financial assets	(714)	(460)
Ending balance	0	947
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	968,980	550,406
Transfer to Stage 1	636	8,473
Transfer to Stage 2	45,600	26,403
Transfer from Stage 1	421	115
Transfer from Stage 2	1,938,482	1,333,550
Write-off for loss	(1,607,554)	(1,122,090)
Increase through origination or purchase, financial assets	(242,046)	(241,875)
Ending balance	1,496,139	968,980
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	44,092	19,127
Transfer to Stage 1	5	7,554
Transfer to Stage 2	34,980	21,030
Transfer from Stage 1	129	50
Transfer from Stage 2	141,662	83,197
Write-off for loss	(22,505)	(25,211)
Increase through origination or purchase, financial assets	61,767	4,487
Ending balance	66,626	44,092
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans [Member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	208,043	127,149
Transfer to Stage 1	6	866
Transfer to Stage 2	10,325	5,329
Transfer from Stage 1	278	13
Transfer from Stage 2	313,309	212,221
Write-off for loss	(244,125)	(200,521)
Increase through origination or purchase, financial assets	174,267	(75,376)
Ending balance	441,441	208,043
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,231	328
Transfer to Stage 1	0	0
Transfer to Stage 2	295	44
Transfer from Stage 1	0	0
Transfer from Stage 2	20,153	4,492
Write-off for loss	(16,704)	(3,173)
Increase through origination or purchase, financial assets	(7,891)	(4,628)
Ending balance	17,276	6,231
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	708,986	402,826
Transfer to Stage 1	625	53
Transfer to Stage 2	0	0
Transfer from Stage 1	14	52
Transfer from Stage 2	1,461,697	1,032,014
Write-off for loss	(1,317,366)	(891,631)
Increase through origination or purchase, financial assets	(118,091)	(165,778)
Ending balance	970,797	708,986
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Rural loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,628	976
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer from Stage 1	0	0
Transfer from Stage 2	1,661	1,626
Write-off for loss	6,854	1,554
Increase through origination or purchase, financial assets	(3,564)	(580)
Ending balance	R$ (1)	R$ 1,628